AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 27.0%
Electronic Equipment, Instruments & Components – 3.6%
Allegro MicroSystems, Inc.(a)	1,563,331	$52,152,722
Littelfuse, Inc.	250,840	73,884,922
Novanta, Inc.(a) (b)	544,160	93,900,249

		219,937,893

IT Services – 3.9%
Amplitude, Inc.(a)	592,811	44,039,929
BigCommerce Holdings, Inc.(a) (b)	726,779	33,584,458
DigitaloOean Holdings, Inc.(a) (b)	543,921	53,081,250
Shift4 Payments, Inc. - Class A(a)	805,966	50,880,634
Switch, Inc. - Class A	2,194,840	55,485,555

		237,071,826

Semiconductors & Semiconductor Equipment – 9.0%
Ambarella, Inc.(a) (b)	465,568	86,516,501
Lattice Semiconductor Corp.(a)	1,514,329	105,155,006
MACOM Technology Solutions Holdings, Inc.(a)	1,273,910	88,944,396
Semtech Corp.(a)	1,117,650	95,033,780
Silicon Laboratories, Inc.(a) (b)	373,212	70,447,497
Synaptics, Inc.(a)	517,454	100,681,025

		546,778,205

Software – 10.5%
Anaplan, Inc.(a)	751,630	49,013,792
Blackline, Inc.(a) (b)	753,530	95,600,351
Duck Creek Technologies, Inc.(a)	704,635	22,196,003
Enfusion, Inc.(a)	1,075,623	22,190,102
Everbridge, Inc.(a) (b)	487,020	77,587,156
Manhattan Associates, Inc.(a)	492,894	89,479,977
Rapid7, Inc.(a) (b)	760,000	97,850,000
Riskified Ltd.(a)	1,403,429	27,142,317
Smartsheet, Inc. - Class A(a)	870,692	60,086,455
Varonis Systems, Inc.(a)	1,405,455	90,989,157

		632,135,310

		1,635,923,234

Health Care – 21.0%
Biotechnology – 12.6%
ADC Therapeutics SA(a) (b)	921,531	26,715,184
Allakos, Inc.(a) (b)	374,072	37,624,162
Annexon, Inc.(a) (b)	1,061,859	17,318,920
Ascendis Pharma A/S (Sponsored ADR)(a)	205,827	31,205,431
Beyondspring, Inc.(a) (b)	1,223,597	16,910,111
Biohaven Pharmaceutical Holding Co., Ltd.(a)	353,596	50,323,783
Bioxcel Therapeutics, Inc.(a) (b)	666,734	19,428,629
Blueprint Medicines Corp.(a)	478,490	53,825,340
Coherus Biosciences, Inc.(a) (b)	1,635,112	27,355,424

Company	Shares	U.S. $ Value
Erasca, Inc.(a)	941,709	$18,627,004
Insmed, Inc.(a) (b)	1,268,735	38,252,360
Instil Bio, Inc.(a)	802,939	16,355,872
Instil Bio, Inc.(a) (b)	594,238	12,104,628
Intellia Therapeutics, Inc.(a)	445,950	59,302,431
iTeos Therapeutics, Inc.(a)	847,590	22,673,033
Legend Biotech Corp. (ADR)(a) (b)	552,905	29,027,513
Praxis Precision Medicines, Inc.(a) (b)	1,068,228	22,219,142
Recursion Pharmaceuticals, Inc.(a) (b)	1,263,849	24,202,708
Relay Therapeutics, Inc.(a) (b)	920,870	30,618,927
Turning Point Therapeutics, Inc. - Class I(a)	451,001	18,752,622
Twist Bioscience Corp.(a)	504,150	59,893,020
Ultragenyx Pharmaceutical, Inc.(a)	332,719	27,921,778
Vir Biotechnology, Inc.(a) (b)	898,517	33,901,046
Y-mAbs Therapeutics, Inc.(a) (b)	862,863	21,191,915
Zentalis Pharmaceuticals, Inc.(a) (b)	548,048	44,084,981

		759,835,964

Health Care Equipment & Supplies – 4.8%
AtriCure, Inc.(a)	983,120	73,792,987
Figs, Inc.(a)	1,211,453	40,716,935
Outset Medical, Inc.(a) (b)	1,419,612	75,622,731
Sight Sciences, Inc.(a) (b)	776,384	20,939,077
Silk Road Medical, Inc.(a) (b)	940,189	55,198,496
Treace Medical Concepts, Inc.(a)	1,148,697	26,488,953

		292,759,179

Health Care Providers & Services – 1.1%
Certara, Inc.(a) (b)	1,455,468	60,125,383
LHC Group, Inc.(a)	53,115	7,148,748

		67,274,131

Health Care Technology – 1.2%
Health Catalyst, Inc.(a) (b)	1,383,964	72,851,865

Life Sciences Tools & Services – 1.3%
Repligen Corp.(a)	274,970	79,878,785

		1,272,599,924

Industrials – 16.3%
Aerospace & Defense – 1.1%
Axon Enterprise, Inc.(a)	356,689	64,189,752

Building Products – 2.2%
AZEK Co., Inc. (The)(a) (b)	1,577,250	57,869,303
Simpson Manufacturing Co., Inc.(b)	720,660	76,454,819

		134,324,122

Commercial Services & Supplies – 1.9%
Tetra Tech, Inc.	644,498	113,212,519

Company	Shares	U.S. $ Value

Construction & Engineering – 1.0%
Hayward Holdings, Inc.(a) (b)	2,726,408	$63,225,402

Machinery – 5.8%
Chart Industries, Inc.(a) (b)	458,333	81,363,274
Hydrofarm Holdings Group, Inc.(a) (b)	1,356,241	44,715,266
ITT, Inc.	738,870	69,505,501
John Bean Technologies Corp.	579,560	85,629,990
Middleby Corp. (The)(a)	387,360	70,669,958

		351,883,989

Professional Services – 1.0%
Insperity, Inc.(b)	495,100	61,887,500

Road & Rail – 1.9%
Saia, Inc.(a)	362,096	113,205,694

Trading Companies & Distributors – 1.4%
SiteOne Landscape Supply, Inc.(a) (b)	349,465	82,110,296

		984,039,274

Consumer Discretionary – 16.0%
Auto Components – 1.5%
Fox Factory Holding Corp.(a) (b)	579,763	93,312,855

Hotels, Restaurants & Leisure – 5.2%
Hilton Grand Vacations, Inc.(a)	1,611,730	81,037,784
Life Time Group Holdings, Inc.(a)	2,661,363	46,148,035
Planet Fitness, Inc.(a)	526,723	41,900,815
Texas Roadhouse, Inc. - Class A	630,620	56,005,362
Wingstop, Inc.	523,024	90,205,949

		315,297,945

Household Durables – 2.4%
Lovesac Co. (The)(a) (b)	839,298	65,473,637
Skyline Champion Corp.(a)	1,221,830	77,366,275

		142,839,912

Multiline Retail – 1.3%
Driven Brands Holdings, Inc.(a)	2,495,691	81,035,087

Specialty Retail – 5.6%
Five Below, Inc.(a)	302,822	59,746,781
Floor & Decor Holdings, Inc. - Class A(a)	551,700	74,987,064
Lithia Motors, Inc. - Class A	196,219	62,637,029
National Vision Holdings, Inc.(a) (b)	1,365,950	84,197,158
Sleep Number Corp.(a)	613,386	54,186,519

		335,754,551

		968,240,350

Financials – 10.9%
Banks – 3.0%
First Financial Bankshares, Inc.(b)	1,903,540	96,547,549
Live Oak Bancshares, Inc.(b)	953,290	85,014,402

		181,561,951

Company	Shares	U.S. $ Value

Capital Markets – 3.9%
Houlihan Lokey, Inc.	773,947	$86,743,980
P10, Inc.(a)	1,606,279	20,078,487
StepStone Group, Inc.	1,028,950	48,340,071
Stifel Financial Corp.	1,082,295	78,866,837

		234,029,375

Consumer Finance – 0.4%
Fisker, Inc.(a) (b)	1,696,700	27,232,035

Insurance – 3.6%
Inari Medical, Inc.(a)	789,134	71,432,410
Ryan Specialty Group Holdings, Inc.(a) (b)	1,732,863	65,484,893
Trupanion, Inc.(a) (b)	785,289	80,413,593

		217,330,896

		660,154,257

Consumer Staples – 2.2%
Food & Staples Retailing – 0.9%
Chefs’ Warehouse, Inc. (The)(a) (b)	1,515,553	52,847,333

Food Products – 1.3%
Freshpet, Inc.(a)	367,508	57,298,172
Vital Farms, Inc.(a) (b)	1,311,388	21,532,991

		78,831,163

Personal Products – 0.0%
Honest Co., Inc. (The)(a)	77,572	709,784

		132,388,280

Materials – 2.0%
Chemicals – 0.9%
Element Solutions, Inc.	2,252,990	51,165,403

Containers & Packaging – 1.1%
Ranpak Holdings Corp.(a)	1,996,144	68,787,122

		119,952,525

Energy – 1.7%
Energy Equipment & Services – 0.6%
ChampionX Corp.(a)	1,277,960	33,520,891

Oil, Gas & Consumable Fuels – 1.1%
Matador Resources Co.(b)	1,624,380	67,980,303

		101,501,194

Total Common Stocks (cost $4,112,698,979)		5,874,799,038

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares Russell 2000 Growth ETF(b) (cost $33,922,137)	183,530	$56,420,793

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $96,292,949)	96,292,949	96,292,949

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $4,242,914,065)		6,027,512,780

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $40,281,927)	40,281,927	40,281,927

Total Investments – 100.3% (cost $4,283,195,992)(f)		6,067,794,707
Other assets less liabilities – (0.3)%		(17,192,209)

Net Assets – 100.0%		$6,050,602,498

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of October 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,876,818,788 and gross unrealized depreciation of investments was $(92,220,073), resulting in net unrealized appreciation of $1,784,598,715.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

October 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$5,874,799,038	$—	$—	$5,874,799,038
Investment Companies	56,420,793	—	—	56,420,793
Short-Term Investments	96,292,949	—	—	96,292,949
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	40,281,927	—	—	40,281,927

Total Investments in Securities	6,067,794,707	—	—	6,067,794,707
Other Financial Instruments(b)	—	—	—	—

Total	$6,067,794,707	$—	$—	$6,067,794,707

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2021 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$117,127	$295,768	$316,602	$96,293	$3
Government Money Market Portfolio*	131,341	247,508	338,567	40,282	2
Total	$248,468	$543,276	$655,169	$136,575	$5

*	Investments of cash collateral for securities lending transactions